Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [Member]	Contributed surplus [Member]	Retained earnings [member]	Foreign currency translation adjustments [Member]	Hedging reserve [Member]	Accumulated other comprehensive income [member]
Beginning Balance at Dec. 31, 2020	$ 1,396,695	$ 375,524	$ 656,832	$ 301,040	$ 63,270	$ 29	$ 63,299
Net loss	(18,455)			(18,455)
Other comprehensive income (loss)	(18,646)				(18,726)	80	(18,646)
Effect of stock option plans	1,783		1,783
Dividends	(7,623)			(7,623)
Ending Balance at Dec. 31, 2021	1,353,754	375,524	658,615	274,962	44,544	109	44,653
Net loss	(100,943)			(100,943)
Other comprehensive income (loss)	84,156				84,185	(29)	84,156
Common shares issued (Note 7 and 22)	213,942	213,942
Effect of stock option plans	1,818	361	1,457
Dividends	(9,819)			(9,819)
Ending Balance at Dec. 31, 2022	$ 1,542,908	$ 589,827	$ 660,072	$ 164,200	$ 128,729	$ 80	$ 128,809